Advance From Customers	12 Months Ended
Jun. 30, 2020
Advances From Customers [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 11 –ADVANCE FROM CUSTOMERS

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers were $1,422,375 and nil as of 30 June, 2020 and 2019, respectively, which will be recognized as senior care services revenue within 12 months.

	2020	2019
Advance from customers	1,414,345	43,668
Total	1,414,345	43,668